TAXES PAYABLE	12 Months Ended
Dec. 31, 2011
Taxes Payable Diclosure [Abstract]
Taxes Payable Diclosure [Text Block]

14.         TAXES PAYABLE

Taxes payable consist of the followings:

	December 31,	December 31,
	2011	2010

Income taxes payable	$1,818,079	$1,267,227
Sales-related taxes payable	2,123	-
VAT payable	(386,862)	(124,771)
Other taxes payable	2,098	43,752
	$1,435,438	$1,186,208

The deductible VAT payable was from the Group’s subsidiary Tianxianfang.